Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 33,689	$ 4,834
Accounts receivable, net	20,475	18,653
Inventories	2,616	2,301
Deferred income tax asset, net	821	588
Other current assets	1,141	1,115
Total current assets	58,742	27,491
PROPERTY AND EQUIPMENT, NET	15,082	9,694
INTANGIBLE ASSETS, NET	4,212	2,577
GOODWILL	2,929
OTHER ASSETS	141	154
TOTAL ASSETS	81,106	39,916
CURRENT LIABILITIES
Accounts payable	6,294	4,177
Accrued compensation	3,897	2,337
Accrued expenses and other liabilities	1,208	741
Short-term portion of equipment capital lease obligations	3,224	2,786
Revolving credit line		4,282
Total current liabilities	14,623	14,323
LONG TERM LIABILITIES
Long-term portion of equipment capital lease obligations	5,257	3,294
Deferred income tax liability, net	821	588
Total long term liabilities	6,078	3,882
TOTAL LIABILITIES	20,701	18,205
COMMITMENTS AND CONTINGENCIES (SEE NOTE I)
STOCKHOLDERS' EQUITY
Common stock, $.001 par value, (100,000,000 shares authorized; 60,242,818 and 49,118,373 shares issued and outstanding, respectively)	60	49
Additional paid-in capital	79,751	42,200
Accumulated deficit	(19,406)	(20,538)
Total stockholders' equity	60,405	21,711
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 81,106	$ 39,916